Property and equipment (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in cost and accumulated depreciation were as follows
Purchases	R$ 7,873
Acquisition of subsidiary	271
Depreciation	(1,812)
Net book value	10,889	R$ 4,558
Cost
Changes in cost and accumulated depreciation were as follows
Net book value	16,607	8,464
Accumulated amortization
Changes in cost and accumulated depreciation were as follows
Net book value	(5,718)	(3,906)
Data processing equipment
Changes in cost and accumulated depreciation were as follows
Opening balance	3,882
Purchases	3,316
Acquisition of subsidiary	134
Depreciation	(1,422)
Net book value	5,910	3,882
Data processing equipment | Cost
Changes in cost and accumulated depreciation were as follows
Net book value	11,024	7,574
Data processing equipment | Accumulated amortization
Changes in cost and accumulated depreciation were as follows
Net book value	(5,114)	(3,692)
Facilities
Changes in cost and accumulated depreciation were as follows
Opening balance	33
Purchases	1
Depreciation	(4)
Net book value	30	33
Facilities | Cost
Changes in cost and accumulated depreciation were as follows
Net book value	53	52
Facilities | Accumulated amortization
Changes in cost and accumulated depreciation were as follows
Net book value	(23)	(19)
Machinery and equipment
Changes in cost and accumulated depreciation were as follows
Opening balance	408
Purchases	4,171
Acquisition of subsidiary	19
Depreciation	(304)
Net book value	4,294	408
Machinery and equipment | Cost
Changes in cost and accumulated depreciation were as follows
Net book value	4,738	548
Machinery and equipment | Accumulated amortization
Changes in cost and accumulated depreciation were as follows
Net book value	(444)	(140)
Furniture and fittings
Changes in cost and accumulated depreciation were as follows
Opening balance	150
Purchases	176
Acquisition of subsidiary	31
Depreciation	(26)
Net book value	331	150
Furniture and fittings | Cost
Changes in cost and accumulated depreciation were as follows
Net book value	397	190
Furniture and fittings | Accumulated amortization
Changes in cost and accumulated depreciation were as follows
Net book value	(66)	(40)
Leasehold improvements
Changes in cost and accumulated depreciation were as follows
Opening balance	85
Purchases	94
Acquisition of subsidiary	69
Depreciation	(14)
Net book value	234	85
Leasehold improvements | Cost
Changes in cost and accumulated depreciation were as follows
Net book value	263	100
Leasehold improvements | Accumulated amortization
Changes in cost and accumulated depreciation were as follows
Net book value	(29)	R$ (15)
Vehicles
Changes in cost and accumulated depreciation were as follows
Purchases	114
Acquisition of subsidiary	18
Depreciation	(42)
Net book value	90
Vehicles | Cost
Changes in cost and accumulated depreciation were as follows
Net book value	132
Vehicles | Accumulated amortization
Changes in cost and accumulated depreciation were as follows
Net book value	R$ (42)